Financial Statement Details	9 Months Ended
Sep. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Financial Statement Details

Note 3. Financial Statement Details

Inventories

Inventories consist of the following (in thousands):

	September 30, 2024	December 31, 2023
Finished goods	$17,796	$18,939
Raw materials and components	322	1,616
Total inventories	$18,118	$20,555

Prepaid expenses and other

Prepaid expenses and other consists of the following (in thousands):

	September 30, 2024	December 31, 2023
Rebate receivables	$1,407	$1,950
Receivables from contract manufacturers	716	1,823
Software licenses	770	504
Other	734	660
Total prepaid expenses and other	$3,627	$4,937

Accrued expenses and other current liabilities

Accrued expenses and other current liabilities consist of the following (in thousands):

	September 30, 2024	December 31, 2023
Royalties	$968	$845
Payroll and related expenses	7,778	3,608
Professional fees	–	–
Accrued interest	2,042	1,038
Deferred revenue	9,212	2,717
Operating lease liabilities	1,303	1,226
Accrued contract manufacturing liabilities	5,049	7,537
Other	4,795	4,078
Total accrued expenses and other current liabilities	$31,147	$21,049

Other long-term liabilities

Other long-term liabilities consist of the following (in thousands):

	September 30, 2024	December 31, 2023
Long-term deferred revenue	$6,352	$1,704
Other	147	647
Total other long-term liabilities	$6,499	$2,351

As of September 30, 2024, of the $6.4 million long-term deferred revenue balance, $5.9 million relates to performance obligations expected to be satisfied between one and two years, and $0.5 million relates to performance obligations expected to be satisfied between two and three years from September 30, 2024.